Computation of Weighted Average Shares Outstanding (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Basic	117.4	132.1	133.5
Dilutive share-based awards	0.8	0.8	1.2
Diluted	118.2	132.9	134.7